Stockholders' Equity - Additional Information (Detail) ¥ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2018 JPY (¥) shares	Mar. 31, 2017 JPY (¥) shares	Mar. 31, 2017 USD ($) shares	Mar. 31, 2016 shares	Mar. 31, 2017 USD ($)
Stockholders Equity Note [Line Items]
Common stock shares would be issued upon conversion or exercise of all convertible bonds and stock acquisition rights outstanding | shares	37,962,769
Common stock had been acquired by the resolution of the Board of Directors | shares	0	0	0	0
Retained earnings available for dividends to shareholders	¥ 664,989
Undistributed earnings of affiliated companies accounted for by equity method	¥ 37,859	¥ 33,694
U.S.-based Music Publishing Subsidiary
Stockholders Equity Note [Line Items]
Percentage of equity ownership		50.00%			50.00%
Businesses acquisition payment of cash consideration | $			$ 750
Distributions to which the subsidiary previously committed, included in aggregate cash consideration | $					$ 17
Decrease to additional paid-in capital resulting from difference between cash consideration paid and decrease in noncontrolling interests		¥ 70,730